E&E ASSETS (Details)	9 Months Ended
Sep. 30, 2024 USD ($)
E&E ASSETS
Balance at beginning	$ 2,280,490
E&E expenditures:
Acquisition costs	35,000
Assays	62,236
Consulting	258,955
Drilling	543,613
Field supplies and rentals	82,078
Field work	120,663
Geophysics	3,180
Government payments	239,058
Share-based compensation	106,401
Technical and assessment reports	19,600
Travel	14,986
Write-off of E&E assets	(3,763)
Total E&E expenditures	1,482,007
Balance at ending	3,762,497
Kelly Creek
E&E ASSETS
Balance at beginning	636,708
E&E expenditures:
Acquisition costs	20,000
Assays	0
Consulting	900
Drilling	0
Field supplies and rentals	0
Field work	0
Geophysics	0
Government payments	21,023
Share-based compensation	35,467
Technical and assessment reports	0
Travel	0
Write-off of E&E assets	0
Total E&E expenditures	77,390
Balance at ending	714,098
Lone Mountain
E&E ASSETS
Balance at beginning	776,682
E&E expenditures:
Acquisition costs	0
Assays	41,135
Consulting	65,340
Drilling	0
Field supplies and rentals	1,070
Field work	60,050
Geophysics	0
Government payments	161,568
Share-based compensation	35,467
Technical and assessment reports	19,600
Travel	3,821
Write-off of E&E assets	0
Total E&E expenditures	388,051
Balance at ending	1,164,733
Stockade Mountain
E&E ASSETS
Balance at beginning	867,100
E&E expenditures:
Acquisition costs	15,000
Assays	21,101
Consulting	190,165
Drilling	543,613
Field supplies and rentals	81,008
Field work	60,613
Geophysics	3,180
Government payments	56,092
Share-based compensation	35,467
Technical and assessment reports	0
Travel	10,327
Write-off of E&E assets	0
Total E&E expenditures	1,016,566
Balance at ending	1,883,666
Miller
E&E ASSETS
Balance at beginning	0
E&E expenditures:
Acquisition costs	0
Assays	0
Consulting	900
Drilling	0
Field supplies and rentals	0
Field work	0
Geophysics	0
Government payments	(3)
Share-based compensation	0
Technical and assessment reports	0
Travel	0
Write-off of E&E assets	(897)
Total E&E expenditures	0
Balance at ending	0
Fourmile Basin
E&E ASSETS
Balance at beginning	0
E&E expenditures:
Acquisition costs	0
Assays	0
Consulting	1,650
Drilling	0
Field supplies and rentals	0
Field work	0
Geophysics	0
Government payments	378
Share-based compensation	0
Technical and assessment reports	0
Travel	838
Write-off of E&E assets	(2,866)
Total E&E expenditures	0
Balance at ending	$ 0